DRIEHAUS MUTUAL FUNDS


TRUSTEES & OFFICERS
Richard H. Driehaus
Chairman of the Board & President

Francis J. Harmon
Trustee

Robert F. Moyer
Senior Vice President & Trustee

A.R. Umans
Trustee

Daniel Zemanek
Trustee

William R. Andersen
Vice President

Diane L. Wallace
Vice President & Treasurer

Mary H. Weiss
Vice President & Secretary

Robert H. Buchen
Vice President

Dusko Culafic
Assistant Treasurer

Jennifer L. Billingsley
Assistant Secretary

INVESTMENT ADVISER
Driehaus Capital Management, Inc.
25 East Erie Street
Chicago, IL 60611

DISTRIBUTOR
Driehaus Securities Corporation
25 East Erie Street
Chicago, IL 60611

ADMINISTRATOR & TRANSFER AGENT
PFPC, Inc.
400 Bellevue Parkway
Suite 108
Wilmington, DE 19809

CUSTODIAN
Chase Manhattan Bank
One Pierrepont Plaza
Brooklyn, NY 11201


                                   [LOGO]

                           DRIEHAUS  MUTUAL  FUNDS


                    DRIEHAUS INTERNATIONAL DISCOVERY FUND
                     DRIEHAUS EUROPEAN OPPORTUNITY FUND

                               Distributed by:
                       DRIEHAUS SECURITIES CORPORATION

                        ANNUAL REPORT TO SHAREHOLDERS
                              DECEMBER 31, 1998

This report has been prepared for the shareholders of the Funds and is not an offering to sell or buy any Fund securities. Such offering is only made by the Funds' prospectus.

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                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
--------------------------------------------------------------------------------



ASSETS:


  Cash .....................................................           $10


--------------------------------------------------------------------------
      TOTAL ASSETS .........................................           $10
                                                              ------------
--------------------------------------------------------------------------
--------------------------------------------------------------------------
      TOTAL LIABILITIES ....................................            --
                                                              ------------
--------------------------------------------------------------------------
NET ASSETS .................................................           $10
                                                              ============
SHARES OUTSTANDING .........................................             1
                                                              ============
NET ASSET VALUE PER SHARE ..................................        $10.00
                                                              ============
==========================================================================

NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 1998:
  Paid-in capital ..........................................           $10
                                                              ============
       NET ASSETS ..........................................           $10
                                                              ============
==========================================================================

      Notes to Financial Statements are an integral part of this Statement.

--------------------------------------------------------------------------------
                      DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 1998
--------------------------------------------------------------------------------


ASSETS:


  Cash .....................................................           $10


--------------------------------------------------------------------------
      TOTAL ASSETS .........................................           $10
                                                              ------------
--------------------------------------------------------------------------
--------------------------------------------------------------------------
      TOTAL LIABILITIES ....................................            --
                                                              ------------
--------------------------------------------------------------------------
NET ASSETS .................................................           $10
                                                              ============
SHARES OUTSTANDING .........................................             1
                                                              ============
NET ASSET VALUE PER SHARE ..................................        $10.00
                                                              ============
==========================================================================

NET ASSETS CONSISTED OF THE FOLLOWING AT DECEMBER 31, 1998:
  Paid-in capital ..........................................           $10
                                                              ============
       NET ASSETS ..........................................           $10
                                                              ============
==========================================================================

     Notes to Financial Statements are an integral part of this statement.

                     DRIEHAUS INTERNATIONAL DISCOVERY FUND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                          NOTES TO FINANCIAL STATEMENTS
      FOR THE ONE-DAY PERIOD DECEMBER 31, 1998 (COMMENCEMENT OF OPERATIONS)


     A.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     ORGANIZATION

         The DRIEHAUS INTERNATIONAL DISCOVERY FUND and the DRIEHAUS EUROPEAN OPPORTUNITY FUND (individually, the "FUND" collectively, the "FUNDS") are each a series of the Driehaus Mutual Funds (the "TRUST"), a registered management investment company. The TRUST is a Delaware business trust organized under an Agreement and Declaration of Trust dated May 31, 1996 and may issue an unlimited number of full and fractional units of beneficial interest (shares) without par value. The FUNDS commenced operations and were initially offered on December 31, 1998, and each have one share outstanding at a net asset value of $10.

         The investment objective of the FUNDS is to maximize capital appreciation.

         The DRIEHAUS INTERNATIONAL DISCOVERY FUND seeks to achieve its objective by investing primarily in the equity securities of foreign companies with market capitalizations of less than $1 billion.

         The DRIEHAUS EUROPEAN OPPORTUNITY FUND seeks to achieve its objective by investing primarily in equity securities of European companies.

         The FUNDS have not commenced investing as of December 31, 1998.


     FEDERAL INCOME TAXES

         It is the FUNDS' intention to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code and to make all the required distributions to shareholders in amounts sufficient to relieve the FUNDS from all or substantially all Federal income and excise taxes.

     B. INVESTMENT ADVISORY FEES, TRANSACTIONS WITH AFFILIATES AND ADMINISTRATIVE FEES

         Richard H. Driehaus, the Chairman of the Board and President of the Trust is also the Chairman of the Board, sole director, and sole shareholder of Driehaus Capital Management, Inc., a registered investment adviser, and of Driehaus Securities Corporation, a registered broker-dealer.

         Driehaus Capital Management, Inc. ("DCM") serves as the FUNDS' investment adviser. In return for its services to the FUNDS, DCM receives a monthly fee, computed and accrued daily at an annual rate of 1.5% of average net assets. DCM has agreed to absorb other operating expenses of the FUNDS to the extent necessary to ensure that the total FUND operating expenses (other than interest, taxes, brokerage commissions and other portfolio transaction expenses, capital expenditures and extraordinary expenses) will not exceed 2.5% and 2.1% of average net assets of the DRIEHAUS INTERNATIONAL DISCOVERY FUND and the DRIEHAUS EUROPEAN OPPORTUNITY FUND, respectively, on an annual basis for the first twelve months of the FUNDS' operations after the effective date of the FUNDS' registration statement.

                   DRIEHAUS INTERNATIONAL DISCOVERY FUND AND
                       DRIEHAUS EUROPEAN OPPORTUNITY FUND
                          NOTES TO FINANCIAL STATEMENTS
      FOR THE ONE-DAY PERIOD DECEMBER 31, 1998 (COMMENCEMENT OF OPERATIONS)



         DCM has agreed to absorb all organization costs of the FUNDS and will not be reimbursed for such expenditures.

         Driehaus Securities Corporation ("DSC") acts as a broker for the FUNDS on certain domestically traded securities. During the period, DSC did not trade any shares for the FUNDS and therefore earned no commission.

         DSC also acts as the FUNDS' distributor.

         Certain officers of the TRUST are also officers of the Adviser. No such officers received compensation from the FUNDS.

         PFPC Inc., a wholly owned, indirect subsidiary of PNC Bank, serves as the FUNDS' administrative and accounting agent. PFPC Inc. has agreed to waive its minimum fees during the first two years of the Funds' operations.

         PFPC Inc. also acts as the transfer agent and dividend disbursing agent for both FUNDS. PFPC Inc. has agreed to waive a portion of its monthly base fee for transfer agency service for the first two years of the FUNDS' operations.

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                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------



To the Shareholder and Board of Trustees of Driehaus International Discovery Fund and Driehaus European Opportunity Fund:

We have audited the accompanying statements of assets and liabilities of DRIEHAUS INTERNATIONAL DISCOVERY FUND and DRIEHAUS EUROPEAN OPPORTUNITY FUND (the "Funds") as of December 31, 1998. These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial positions of Driehaus International Discovery Fund and Driehaus European Opportunity Fund as of December 31, 1998, in conformity with generally accepted accounting principles.



/s/ Arthur Anderson LLPc


Chicago, Illinois
February 19, 1999